Interim Condensed Consolidated Financial Statements Organization, Consolidation and Presentation of Financial Statements - Q2 (Details)	Jun. 30, 2016 USD ($)	Jun. 29, 2016 USD ($) Claim	Dec. 31, 2015 USD ($)	Jan. 15, 2015 USD ($)	Dec. 31, 2014 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Bankruptcy Claims, Amount Paid to Settle Claims		$ 785,000
Bankruptcy Claims, Number Of Claims Outstanding | Claim		19,000
Payment to Post Collateral for Surety Bond	$ 1,300,000		$ 1,300,000
Liabilities subject to compromise, loss contingency legal fees			3,200,000		$ 3,200,000
Surety bond			2,700,000
Liabilities subject to compromise, other accrued expense	0		737,883		794,750
Liabilities subject to compromise, accounts payable	0		834,219		3,502,607
Amount To Be Paid On Effective Date of Plan Of Reorganization	5,000,000		5,000,000
Final order and judgment including interest				$ 195,000,000
Final Order And Judgment	204,000,000		205,000,000	$ 195,000,000
payment to extend 120 days to satisfy pharmAthene claim	20,000,000
Payment To Extend Days To Satisfy Claim	100,000,000		20,000,000
Covenants on pharmAthene liability	50,000,000
Loss contingency accrual	0		205,400,068		191,046,416
Liabilities Subject to Compromise	0		206,972,170		$ 399,039,967
Net Capital Deficiency	$ 304,000,000		$ 284,000,000